Lease - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Operating lease right-of-use assets	$ 13,097	$ 99,328
LIABILITIES
Operating lease liabilities - current	13,173	87,016
Operating lease liabilities - noncurrent		12,602
Operating lease expenses	91,310	90,609	$ 81,203
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows from operating leases	$ 91,539	$ 90,955	$ 80,540
Weighted Average Remaining Lease Term:
Weighted average remaining lease term operating leases	3 months 29 days	1 year 2 months 1 day	2 years 2 months 1 day
Weighted Average Discount Rate:
Weighted average discount rate operating leases	3.22%	3.22%	3.22%